Short-Term Borrowings	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

10. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2011 and 2012 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011	2012	2012
Borrowings, principally from banks	0.8%	0.9%	¥24,128	¥33,667	$410,574
Commercial paper	0.3	0.1	14,967	77,605	946,402

			¥39,095	¥111,272	$1,356,976

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥38,115 million and ¥44,397 million ($541,427 thousand) as of March 31, 2011 and 2012, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrawing. Those same financial institutions hold the issuing programs of commercial paper and medium-term notes. Ricoh had aggregate lines of credit of ¥683,534 million and ¥675,149 million ($8,233,524 thousand) as of March 31, 2011 and 2012, respectively. Unused lines of credit amounted to ¥636,714 million and ¥544,062 million ($6,634,902 thousand) as of March 31, 2011 and 2012, respectively, of which ¥259,978 million and ¥197,052 million ($2,403,073 thousand) related to commercial paper and ¥83,150 million and ¥0 million ($0 thousand) related to medium-term notes programs at prevailing interest rates and the unused portion is available for immediate borrowings.